FINANCIAL INSTRUMENTS BY CATEGORY (Schedule of Maturity Profile of the Group's Financial Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of financial liabilities [line items]
Trade payables | ¥		¥ 100	¥ 3,896
Financial liabilities in other payables and accruals | ¥		3,029	1,600
Lease liabilities - current | ¥		745	803
Lease liabilities - non-current | ¥		347
Due to related companies | ¥		9,158	5,077
Due to the Shareholder | ¥		7,149	7,097
Financial liabilities | ¥		20,528	18,473
USD [Member]
Disclosure of financial liabilities [line items]
Trade payables | $	$ 15
Financial liabilities in other payables and accruals | $	463
Lease liabilities - current | $	114
Lease liabilities - non-current | $	53
Due to related companies | $	1,402
Due to the Shareholder | $	1,095
Financial liabilities | $	3,142
Financial liabilities at amortised cost [Member]
Disclosure of financial liabilities [line items]
Trade payables | ¥		100	3,896
Financial liabilities in other payables and accruals | ¥		3,029	1,600
Lease liabilities - current | ¥		745	803
Lease liabilities - non-current | ¥		347
Due to related companies | ¥		9,158	5,077
Due to the Shareholder | ¥		7,149	7,097
Financial liabilities | ¥		¥ 20,528	¥ 18,473
Financial liabilities at amortised cost [Member] | USD [Member]
Disclosure of financial liabilities [line items]
Trade payables | $	15
Financial liabilities in other payables and accruals | $	463
Lease liabilities - current | $	114
Lease liabilities - non-current | $	53
Due to related companies | $	1,402
Due to the Shareholder | $	1,095
Financial liabilities | $	$ 3,142